Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Long-term Purchase Commitment [Line Items]
Number of vessels under construction	4
Purchase obligations
Contractual purchase obligation	$ 323,331
Suezmax Tankers Under Construction
Long-term Purchase Commitment [Line Items]
Number of vessels under construction	2
LNG Carrier Under Construction
Long-term Purchase Commitment [Line Items]
Number of vessels under construction	1
Aframax Under Construction
Long-term Purchase Commitment [Line Items]
Number of vessels under construction	1
Four Vessels Under Construction
Purchase obligations
Payable amounts in 2020	$ 188,792
Payable amounts in 2021	$ 134,539